Note 6 - Other Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Other operating income [text block]
	Year Ended December 31,
	2025	2024	2023
Transaction fee income(i)	$3,424	$2,203	$445
Subscription and services revenue(ii)	155,517	59,764	14,896
Total Other revenues(iii)	$158,941	$61,967	$15,341